Organization and Description of Business (Details)	Dec. 31, 2014	Feb. 28, 2013
Q2 Software, Inc. [Member]
Organization [Line Items]
Wholly owned subsidiary, ownership percentage	100.00%
cbanc Network, Inc. [Member]
Organization [Line Items]
Wholly owned subsidiary, ownership percentage, prior to reorganization		100.00%